SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 1,078,322	$ 1,067,134	$ 430,985
Less: accumulated amortization	(85,778)	(71,907)	(64,818)
Land use rights, net	$ 992,544	$ 995,227	$ 366,167